Income Tax Benefit/(Expense) - Summary of Deferred Tax Assets Not Brought to Account (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020
Unused tax losses
Potential tax benefit at local tax rates	$ 71,397	$ 55,573
Other temporary differences
Potential tax benefit at local tax rates	7,631	6,782
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
Net deferred tax assets not brought to account	$ 82,248	$ 65,575